Debt (Details Narrative)							1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 03, 2017 USD ($) shares	Nov. 03, 2017 USD ($) shares	Dec. 07, 2015 USD ($) $ / shares shares	Mar. 04, 2015 USD ($) $ / shares shares	Nov. 10, 2014 USD ($)	Oct. 07, 2013 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) pure / Integer shares	Dec. 31, 2015 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) shares	Feb. 28, 2017 USD ($)	Mar. 31, 2016 USD ($) pure / Integer shares	Feb. 28, 2018 USD ($) shares	Feb. 28, 2017 USD ($)	Aug. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2016 USD ($)	Dec. 31, 2017 shares	Mar. 02, 2017 shares	Oct. 07, 2015 shares
Debt discount attributable to the relative fair value					$ 3,629,309
Face value of note					$ 3,000,000
Accretion of debt discount									$ (227,733)	$ (323,932)		$ (572,880)	$ (687,991)	$ (1,311,445)	$ (2,335,954)
Interest expense									122,731	76,127		216,747	152,465	312,185	308,983
Additional debt discount								$ 2,476,875	$ 914,762			$ 914,762		413,377	1,650,120
Third Amendment to 2013 Bridge Loan Agreement [Member]
Maturity date	Dec. 31, 2022
Additional debt discount	$ 1,074,265	$ 1,074,265
Interest rate increase	10.50%
Third Amendment to 2013 Bridge Loan Agreement [Member] | Investor [Member]
Maturity date		Dec. 31, 2019
Additional debt discount	$ 1,074,265	$ 1,074,265
Interest rate increase		10.50%
2013 Bridge Loan Agreement [Member] | Investor [Member]
Maturity date	Dec. 31, 2019
2015 Bridge Loan Agreement [Member] | Investor [Member]
Maturity date	Dec. 31, 2019
Interest rate increase	10.50%
Subsequent Event [Member] | Third Amendment to 2013 Bridge Loan Agreement [Member]
Maturity date	Dec. 31, 2022
Interest rate increase	10.50%
Subsequent Event [Member] | Third Amendment 2015 Bridge Loan Agreement [Member]
Maturity date	Dec. 31, 2022
Interest rate increase	10.50%
Subsequent Event [Member] | 2013 Bridge Loan Agreement [Member] | Investor [Member]
Maturity date	Dec. 31, 2019
Subsequent Event [Member] | 2015 Bridge Loan Agreement [Member] | Investor [Member]
Maturity date	Dec. 31, 2019
Series J Warrant Member
Commom stock purchase | shares								3,110,378
Commom stock purchase price | $ / shares								$ 1.12
Exercisable date								Nov. 09, 2019
Series K Warrant Member
Commom stock purchase | shares								3,110,378
Commom stock purchase price | $ / shares								$ 1.20
Exercisable date								Nov. 09, 2019
Series I Warrant Member
Commom stock purchase | shares						921,875
Commom stock purchase price | $ / shares						$ 1.37
Convertible Promissory Note [Member]
Cash receved						$ 3,000,000
Promissory note annual interest rate			10.00%			7.00%
Maturity date			Sep. 01, 2016
Common stock conversion price			common stock at a conversion price equal to 85% of the thirty day volume weighted average price of the Company’s common stock
Debt instrument convertible beneficial conversion feature						The Investor may elect to convert principal and accrued interest into units of the Company's equity securities, with each Unit consisting of (a) one share of common stock; and (b) one Stock Purchase Warrant for the purchase of one share of common stock. The conversion price for each Unit is the lesser of (i) $1.37; or (ii) 70% of the 20 day average closing price of the Company's common stock prior to conversion, subject to a floor of $1.00 with the exercise price of each Warrant being equal to 60% of the 20 day average closing price of the Company's common stock prior to conversion. If issued, the Warrant included in the Units will be exercisable for a period of five years
Convertible Promissory Note [Member] | Warrant [Member]
Commom stock purchase | shares									3,004,655			3,004,655
Series L Warrant Member
Commom stock purchase | shares				500,000
Commom stock purchase price | $ / shares				$ 1.20
Debt discount attributable to the relative fair value														299,750
Accretion of debt discount														74,702	170,614
Additional debt discount				$ 33,000
Series M Warrant Member
Commom stock purchase | shares			275,000
Commom stock purchase price | $ / shares			$ 2.34
Accretion of debt discount														74,702	170,614
Bridge Loan One [Member]
Cash receved				$ 600,000
Promissory note annual interest rate				7.00%
Accretion of debt discount									$ 0	18,982		$ 0	74,702
Interest expense									$ (18,846)	(11,690)		$ (33,282)	(23,306)	47,832	44,742
Default rate				15.00%
Series M Stock Member
Commom stock purchase | shares			100,000
Commom stock purchase price | $ / shares			$ 2.34
Additional debt discount			$ 205,800
Bridge Loan [Member]
Cash receved			550,010
Wire fees			$ 10
Accretion of debt discount														0	458,777
Debt instrument convertible beneficial conversion feature							458,777
Interest expense														$ 695	17,604
PPM Member
Promissory note annual interest rate											10.00%
Commom stock purchase | shares							529,230				529,230
Investor received PPM Units							177				177
Coverted amount							$ 548,700				$ 548,700
Remaining amount							18,146				18,146
Inducement expense							$ 36,176				$ 36,176
Investor [Member]
Common stock conversion price					The conversion price for each Unit is the lesser of (i) $1.37; or (ii) 70% of the 20 day average closing price of the Company's common stock prior to conversion, subject to a floor of $1.00 with the exercise price of each Warrant being equal to 60% of the 20 day average closing price of the Company's common stock prior to conversion. If issued, the Warrant included in the Units will be exercisable for a period of five years.
Series J [Member]
Commom stock purchase | shares																	3,110,378
Series K [Member]
Commom stock purchase | shares																	3,110,378
Series I [Member]
Commom stock purchase | shares																	921,875
Series M [Member]
Commom stock purchase | shares														100,000
Series M [Member] | Investor [Member]
Commom stock purchase | shares																		275,000
December 31 2020 Member | Series J [Member]
Commom stock purchase | shares								3,110,378						3,110,378
Additional debt discount														$ 304,817
December 31 2020 Member | Series K [Member]
Commom stock purchase | shares								3,110,378						3,110,378		3,110,378
Additional debt discount														$ 326,590
December 31 2020 Member | Series I [Member]
Commom stock purchase | shares								921,875						921,875		3,110,378
Additional debt discount														$ 233,234
December 31 2020 Member | Series N [Member]
Commom stock purchase | shares								767,000						767,000
Commom stock purchase price | $ / shares														$ 3.38
Fair value of the Series N Warrant, per share | $ / shares														$ 2.102
Fair value of the Series N Warrant total														$ 1,612,234
December 31 2020 Member | Series M [Member] | Investor [Member]
Commom stock purchase | shares																		275,000
December 31 2022 Member | Series N [Member]
Maturity date												Dec. 31, 2020
Commom stock purchase | shares	767,000	767,000							767,000			767,000
Additional debt discount									$ 327,509			$ 327,509
Extended maturity date												Dec. 31, 2022
December 31 2022 Member | Series S [Member]
Maturity date												Jul. 24, 2022
Commom stock purchase | shares									300,000			300,000
Additional debt discount									$ 20,100			$ 20,100
Extended maturity date												Dec. 31, 2022
December 31 2022 Member | Series R [Member]
Maturity date												Jun. 20, 2021
Commom stock purchase | shares	468,750	468,750							468,750			468,750
Additional debt discount									$ 295,781			$ 295,781
Extended maturity date												Dec. 31, 2022
December 31 2022 Member | Series P [Member]
Maturity date												Apr. 30, 2018
Commom stock purchase | shares	213,500	213,500							213,500			213,500
Additional debt discount									$ 348,219			$ 348,219
Extended maturity date												Dec. 31, 2022
December 31 2022 Member | Series M [Member]
Maturity date												Dec. 31, 2020
Commom stock purchase | shares	246,000	246,000							246,000			246,000
Additional debt discount									$ 82,656			$ 82,656
Extended maturity date												Dec. 31, 2022
2013 Loan Agreement Member
Accretion of debt discount									227,733	304,950		$ 572,880	613,289	1,236,743	1,706,563
Interest expense									$ (103,885)	$ (64,437)		(183,465)	$ (128,473)	263,668	$ 246,637
Remaining debt discount												$ 914,762		$ 413,377